Note 14 - Warrants	12 Months Ended
Nov. 30, 2016
Warrants [Abstract]
Warrants

Prior to November 30, 2015, all the warrants issued to date by the Company are denominated in U.S. dollars and at issuance IPC’s functional currency was the Canadian dollar. Under U.S. GAAP, where the strike price of warrants is denominated in a currency other than an entity's functional currency the warrants would not be considered indexed to the entity’s own stock and would consequently be considered to be a derivative liability. The warrants, in specified situations, provide for certain compensation remedies to a holder if the Company fails to timely deliver the shares underlying the warrants in accordance with the warrant terms. Subsequent changes in the fair value of the warrants were recorded in the consolidated statements of operations and comprehensive loss.

In connection with the February 1, 2011 private offering, the Company issued 4,800,000 five year Series A common share purchase warrants (“Series A Warrants”) to purchase one half of a share of common stock at an exercise price of $2.50 per whole share and 4,800,000 two year Series B common share purchase warrants to purchase one half of a share of common stock at an exercise price of $2.50 per whole share. The Company also issued to the placement agents 96,000 warrants to purchase a share of common stock at an exercise price of $3.125 per share.

The holders of Series A Warrants and placement agents warrants are entitled to a cashless exercise under which the number of shares to be issued will be based on the number of shares for which warrants are exercised multiplied by the difference between market price of common share and the exercise price divided by the market price. Also under U.S. GAAP, warrants with the cashless exercise option satisfying the explicit net settlement criteria are considered a derivative liability.

In the registered direct unit offering completed in March 2013, gross proceeds of $3,121,800 were received through the sale of the Company’s units comprised of common stock and warrants.

The offering was the sale of 1,815,000 units at a price of $1.72 per unit, with each unit consisting of one share of common stock and a five year warrant to purchase 0.25 of a share of common stock at an exercise price of $2.10 per share (“March 2013 Warrants”).

The fair value of the March 2013 Warrants of $407,558 were initially estimated at closing using the Black-Scholes Option Pricing Model, using volatilities of 63%, risk free interest rates of 0.40%, expected life of 5 years, and dividend yield of Nil.

In the underwritten public offering completed in July 2013, gross proceeds of $3,075,000 were received through the sale of the Company’s units comprised of common stock and warrants. The offering was the sale of 1,500,000 units at a price of $2.05 per unit, each unit consisting of one share of common stock and a five year warrant to purchase 0.25 of a share of common stock at an exercise price of $2.55 per share (“July 2013 Warrants”).

The fair value of the July 2013 Warrants of $328,350 were initially estimated at closing using the Black-Scholes Option Pricing Model, using volatilities of 62.4%, risk free interest rates of 0.58%, expected life of 5 years, and dividend yield of Nil.

Effective December 1, 2013, the Company changed its functional currency to the U.S. dollar such that the warrants are considered indexed to the Company’s own stock and were prospectively classified as equity under ASC 480. The warrant liability value at December 1, 2013 of $5,438,022 was reclassified from warrant liabilities to additional paid-in capital.

In the underwritten public offering completed in June 2016, gross proceeds of $5,200,000 were received through the sale of the Company’s units comprised of common stock and warrants. The Company issued at the initial closing of the offering an aggregate of 3,229,814 common shares and warrants to purchase an additional 1,614,907 common shares, at a price of $1.61 per unit. The warrants are currently exercisable, have a term of five years and an exercise price of $1.93 per common share. The underwriter also purchased at such closing additional warrants (collectively with the warrants issued at the initial closing, the “June 2016 Warrants”) at a purchase price of $0.001 per warrant to acquire 242,236 common shares pursuant to the over-allotment option exercised in part by the underwriter. The fair value of the June 2016 Warrants of $1,175,190 was initially estimated at closing using the Black-Scholes Option Pricing Model, using volatility of 64.1%, risk free interest rates of 0.92%, expected life of 5 years, and dividend yield of Nil.

The following table provides information on the 5,476,482 warrants outstanding and exercisable as of November 30, 2016:

		Number		Shares issuable
Warrant	Exercise price	outstanding	Expiry	upon exercise

March 2013 Warrants	$ 2.10	1,491,742	March 22, 2018	372,936
July 2013 Warrants	$ 2.55	870,000	July 31, 2018	217,500
June 2016 Warrants	$ 1.93	3,114,740	June 02, 2021	1,557,370
		5,476,482		2,147,806

During the year ended November 30, 2016, there were cash exercises in respect of 832,104 warrants (2015 - 450,000; 2014 - 481,000) and no cashless exercise (2015 - $Nil; 2014 - $Nil) of warrants, resulting in the issuance of 357,912 (2015 - 225,000; 2014 - 288,500) and $Nil (2015 - $Nil; 2014 - $Nil) common shares, respectively. For the warrants exercised, the Company recorded a charge to capital stock of $1,030,719 (2015 - $1,027,304; 2014 - $1,291,436) comprised of proceeds of $700,653 (2015 - $562,500; 2014 - $781,220) and the associated amount of $330,066 (2015 - $464,804; 2014 - $510,216) previously recorded in additional paid in capital.

Details of warrant transactions are as follows:

	Series A	March 2013	July 2013	June 2016
	Warrants	Warrants	Warrants	Warrants	Total

Outstanding, December 1, 2015	2,835,000	1,724,300	870,000	-	5,429,300
Issued	-	-	-	3,714,286	3,714,286
Exercised	-	(232,558)	-	(599,546)	(832,104)
Expired	(2,835,000)	-	-	-	(2,835,000)
Outstanding, November 30, 2016	-	1,491,742	870,000	3,114,740	5,476,482

	Series A	March 2013	July 2013
	Warrants	Warrants	Warrants	Total

Outstanding, December 1, 2014	3,285,000	1,724,300	870,000	5,879,300
Exercised	(450,000)	-	-	(450,000)
Outstanding, November 30, 2015	2,835,000	1,724,300	870,000	5,429,300